SCHEDULE OF CHANGE IN WARRANTS AND OUTSTANDING WARRANTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding at Beginning balance	4,681,880	1,100,000	100,000
Exercise price of warrants outstanding per share, Beginning balance			$ 1.00
Fair value of outstanding warrants, Beginning balance	$ 168,263	$ 64,872	$ 35,457
Warrants outstanding, Expiry Date			Jan. 13, 2022	Jan. 13, 2022
Weighted Average Remaining Life(Years), Outstanding	1 year 8 months 23 days	1 year 11 months 8 days
Fair value of outstanding warrants, Ending balance	$ 132,806	$ 168,263	$ 64,872
Number of Warrants, Outstanding at Ending balance	4,581,880	4,681,880	1,100,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Expiry Date			Dec. 28, 2023
Number of Warrants, Issued for private placement			1,000,000
Exercise price of warrants outstanding issued for private placement			$ 0.25
Fair value of outstanding warrants, Issued for private placement			$ 29,415
Weighted Average Remaining Life(Years), Outstanding			1 year 9 months
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Expiry Date		Feb. 05, 2024
Number of Warrants, Issued for private placement		200,000
Exercise price of warrants outstanding issued for private placement		$ 0.25
Fair value of outstanding warrants, Issued for private placement		$ 6,052
Weighted Average Remaining Life(Years), Outstanding		1 year 10 months 6 days
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Expiry Date		Jul. 07, 2024
Number of Warrants, Issued for private placement		1,000,000
Exercise price of warrants outstanding issued for private placement		$ 0.25
Fair value of outstanding warrants, Issued for private placement		$ 30,810
Weighted Average Remaining Life(Years), Outstanding		2 years 3 months 7 days
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Expiry Date		Sep. 26, 2023
Number of Warrants, Issued for private placement		2,381,880
Exercise price of warrants outstanding issued for private placement		$ 0.25
Fair value of outstanding warrants, Issued for private placement		$ 66,529
Weighted Average Remaining Life(Years), Outstanding		1 year 5 months 26 days
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Remaining Life(Years), Outstanding
Number of warrants, Warrants expired	(100,000)
Exercise price, warrants expired	$ 1.00
Fair value, warrants expired	$ (35,457)
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding at Beginning balance		1,100,000	100,000
Number of Warrants, Issued for private placement			1,000,000
Weighted Average Remaining Life(Years), Outstanding			1 year 9 months 21 days
Number of Warrants, Outstanding at Ending balance			1,100,000
Weighted Average Remaining Life (Years), Outstanding			14 days
Weighted Average Remaining Life(Years), Issued for private placement			1 year 11 months 26 days
Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Remaining Life(Years), Outstanding		2 years 1 month 6 days
Warrants Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Remaining Life(Years), Outstanding		2 years 6 months 7 days
Warrants Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Remaining Life(Years), Outstanding		1 year 8 months 26 days